Investment in Joint Ventures - Share of Results of Joint Ventures and Carrying Amount of Investment to Joint Ventures (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Disclosure of joint ventures [line items]
Share of results of joint ventures, net of tax	¥ 101,553	$ 14,156	¥ 62,083	¥ (27,546)
Carrying amount of investments	338,579		237,229	154,703	$ 47,197
Y & C Engine Co., Ltd. [member]
Disclosure of joint ventures [line items]
Share of results of joint ventures, net of tax	15,680	2,186	(4,019)	(54,116)
Carrying amount of investments	34,872		12,977		4,861
MTU Yuchai Power Co., Ltd [member]
Disclosure of joint ventures [line items]
Share of results of joint ventures, net of tax	86,504	12,058	74,727	40,279
Carrying amount of investments	286,841		203,156		39,985
Guangxi Purem Yuchai Automotive Technology Co., Ltd [member]
Disclosure of joint ventures [line items]
Share of results of joint ventures, net of tax	987	138	(4,508)	(11,278)
Carrying amount of investments	16,856		15,869		2,350
Other Joint Ventures [member]
Disclosure of joint ventures [line items]
Share of results of joint ventures, net of tax	(1,618)	$ (226)	(4,117)	¥ (2,431)
Carrying amount of investments	¥ 10		¥ 5,227		$ 1